Calvert
VP S&P 500® Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 96.4%

Security	Shares	Value
Aerospace & Defense — 1.5%
Boeing Co. (The)(1)	6,991	$ 1,338,777
General Dynamics Corp.	2,940	709,069
Howmet Aerospace, Inc.	4,842	174,021
Huntington Ingalls Industries, Inc.	562	112,085
L3Harris Technologies, Inc.	2,503	621,920
Lockheed Martin Corp.	3,092	1,364,809
Northrop Grumman Corp.	1,872	837,196
Raytheon Technologies Corp.	19,038	1,886,095
Textron, Inc.	2,890	214,958
TransDigm Group, Inc.(1)	672	437,835
		$7,696,765
Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	1,658	$178,583
Expeditors International of Washington, Inc.	2,161	222,929
FedEx Corp.	3,110	719,623
United Parcel Service, Inc., Class B	9,302	1,994,907
		$3,116,042
Airlines — 0.2%
Alaska Air Group, Inc.(1)	1,813	$105,172
American Airlines Group, Inc.(1)	8,946	163,265
Delta Air Lines, Inc.(1)	8,165	323,089
Southwest Airlines Co.(1)	7,557	346,111
United Airlines Holdings, Inc.(1)	4,451	206,348
		$1,143,985
Auto Components — 0.1%
Aptiv PLC(1)	3,546	$424,492
BorgWarner, Inc.	3,308	128,681
		$553,173
Automobiles — 2.6%
Ford Motor Co.	50,179	$848,527
General Motors Co.(1)	18,536	810,765
Tesla, Inc.(1)	10,729	11,561,570
		$13,220,862
Banks — 3.7%
Bank of America Corp.	91,133	$3,756,502
Citigroup, Inc.	25,315	1,351,821
Citizens Financial Group, Inc.	5,437	246,459
Comerica, Inc.	1,732	156,625
Fifth Third Bancorp	8,964	385,811
Security	Shares	Value
Banks (continued)
First Republic Bank	2,287	$ 370,723
Huntington Bancshares, Inc.	18,963	277,239
JPMorgan Chase & Co.	37,974	5,176,616
KeyCorp	12,206	273,170
M&T Bank Corp.	1,687	285,947
People's United Financial, Inc.	5,659	113,123
PNC Financial Services Group, Inc. (The)	5,358	988,283
Regions Financial Corp.	12,017	267,498
Signature Bank	795	233,325
SVB Financial Group(1)	769	430,217
Truist Financial Corp.	17,029	965,544
U.S. Bancorp	17,228	915,668
Wells Fargo & Co.	49,572	2,402,259
Zions Bancorp NA	1,934	126,793
		$18,723,623
Beverages — 1.4%
Brown-Forman Corp., Class B	2,396	$160,580
Coca-Cola Co. (The)	49,913	3,094,606
Constellation Brands, Inc., Class A	2,153	495,879
Molson Coors Beverage Co., Class B	2,573	137,347
Monster Beverage Corp.(1)	4,925	393,507
PepsiCo, Inc.	17,764	2,973,338
		$7,255,257
Biotechnology — 1.9%
AbbVie, Inc.	22,701	$3,680,059
Amgen, Inc.	7,186	1,737,718
Biogen, Inc.(1)	1,926	405,616
Gilead Sciences, Inc.	16,002	951,319
Incyte Corp.(1)	2,461	195,453
Moderna, Inc.(1)	4,500	775,170
Regeneron Pharmaceuticals, Inc.(1)	1,361	950,550
Vertex Pharmaceuticals, Inc.(1)	3,248	847,630
		$9,543,515
Building Products — 0.4%
A.O. Smith Corp.	1,837	$117,366
Allegion PLC	1,256	137,884
Carrier Global Corp.	10,914	500,625
Fortune Brands Home & Security, Inc.	1,732	128,653
Johnson Controls International PLC	8,963	587,704
Masco Corp.	3,200	163,200
Trane Technologies PLC	2,979	454,893
		$2,090,325

Calvert
VP S&P 500® Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 2.8%
Ameriprise Financial, Inc.	1,467	$ 440,628
Bank of New York Mellon Corp. (The)	9,438	468,408
BlackRock, Inc.	1,819	1,390,025
Cboe Global Markets, Inc.	1,484	169,799
Charles Schwab Corp. (The)	19,179	1,616,981
CME Group, Inc.	4,585	1,090,588
FactSet Research Systems, Inc.	493	214,036
Franklin Resources, Inc.	3,777	105,454
Goldman Sachs Group, Inc. (The)	4,331	1,429,663
Intercontinental Exchange, Inc.	7,168	947,036
Invesco, Ltd.	4,598	106,030
MarketAxess Holdings, Inc.	519	176,564
Moody's Corp.	2,063	696,077
Morgan Stanley(2)	18,084	1,580,542
MSCI, Inc.	1,037	521,487
Nasdaq, Inc.	1,493	266,053
Northern Trust Corp.	2,650	308,593
Raymond James Financial, Inc.	2,384	262,025
S&P Global, Inc.	4,518	1,853,193
State Street Corp.	4,669	406,763
T. Rowe Price Group, Inc.	2,946	445,406
		$14,495,351
Chemicals — 1.7%
Air Products & Chemicals, Inc.	2,828	$706,745
Albemarle Corp.	1,492	329,956
Celanese Corp.	1,427	203,875
CF Industries Holdings, Inc.	2,736	281,972
Corteva, Inc.	9,275	533,127
Dow, Inc.	9,386	598,076
DuPont de Nemours, Inc.	6,543	481,434
Eastman Chemical Co.	1,646	184,451
Ecolab, Inc.	3,268	576,998
FMC Corp.	1,617	212,749
International Flavors & Fragrances, Inc.	3,247	426,429
Linde PLC	6,539	2,088,753
LyondellBasell Industries NV, Class A	3,354	344,858
Mosaic Co. (The)	4,721	313,946
PPG Industries, Inc.	3,112	407,890
Sherwin-Williams Co. (The)	3,077	768,081
		$8,459,340
Commercial Services & Supplies — 0.4%
Cintas Corp.	1,152	$490,049
Copart, Inc.(1)	2,844	356,837
Republic Services, Inc.	2,744	363,580
Security	Shares	Value
Commercial Services & Supplies (continued)
Rollins, Inc.	3,334	$ 116,857
Waste Management, Inc.	4,910	778,235
		$ 2,105,558
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	2,862	$ 397,761
Cisco Systems, Inc.	54,159	3,019,906
F5, Inc.(1)	853	178,234
Juniper Networks, Inc.	4,542	168,780
Motorola Solutions, Inc.	2,214	536,231
		$4,300,912
Construction & Engineering — 0.1%
Quanta Services, Inc.	1,915	$252,033
		$252,033
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	796	$306,373
Vulcan Materials Co.	1,693	311,004
		$617,377
Consumer Finance — 0.5%
American Express Co.	7,847	$1,467,389
Capital One Financial Corp.	5,280	693,211
Discover Financial Services	3,674	404,838
Synchrony Financial	6,650	231,487
		$2,796,925
Containers & Packaging — 0.3%
Amcor PLC	19,311	$218,794
Avery Dennison Corp.	1,056	183,712
Ball Corp.	4,246	382,140
International Paper Co.	4,940	227,981
Packaging Corp. of America	1,312	204,816
Sealed Air Corp.	2,076	139,009
WestRock Co.	3,635	170,954
		$1,527,406
Distributors — 0.1%
Genuine Parts Co.	1,867	$235,279
LKQ Corp.	3,516	159,662
Pool Corp.	526	222,419
		$617,360

Calvert
VP S&P 500® Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(1)	23,529	$ 8,303,619
		$ 8,303,619
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	91,098	$ 2,152,646
Lumen Technologies, Inc.	12,081	136,153
Verizon Communications, Inc.	53,914	2,746,379
		$ 5,035,178
Electric Utilities — 1.7%
Alliant Energy Corp.	3,417	$213,494
American Electric Power Co., Inc.	6,425	641,022
Constellation Energy Corp.	4,275	240,469
Duke Energy Corp.	9,813	1,095,720
Edison International	4,847	339,775
Entergy Corp.	2,564	299,347
Evergy, Inc.	3,141	214,656
Eversource Energy	4,507	397,472
Exelon Corp.	12,825	610,855
FirstEnergy Corp.	7,518	344,775
NextEra Energy, Inc.	25,031	2,120,376
NRG Energy, Inc.	3,343	128,237
Pinnacle West Capital Corp.	1,540	120,274
PPL Corp.	9,842	281,088
Southern Co. (The)	13,520	980,335
Xcel Energy, Inc.	7,062	509,665
		$8,537,560
Electrical Equipment — 0.5%
AMETEK, Inc.	3,033	$403,935
Eaton Corp. PLC	5,085	771,699
Emerson Electric Co.	7,578	743,023
Generac Holdings, Inc.(1)	805	239,294
Rockwell Automation, Inc.	1,520	425,646
		$2,583,597
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	7,840	$590,744
CDW Corp.	1,779	318,245
Corning, Inc.	9,530	351,752
IPG Photonics Corp.(1)	547	60,039
Keysight Technologies, Inc.(1)	2,415	381,498
TE Connectivity, Ltd.	4,153	543,960
Teledyne Technologies, Inc.(1)	595	281,215
Trimble, Inc.(1)	3,202	230,992
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(1)	701	$ 290,004
		$ 3,048,449
Energy Equipment & Services — 0.3%
Baker Hughes Co.	11,632	$ 423,521
Halliburton Co.	11,463	434,104
Schlumberger NV	17,903	739,573
		$ 1,597,198
Entertainment — 1.4%
Activision Blizzard, Inc.	9,939	$796,213
Electronic Arts, Inc.	3,588	453,918
Live Nation Entertainment, Inc.(1)	1,774	208,693
Netflix, Inc.(1)	5,664	2,121,678
Take-Two Interactive Software, Inc.(1)	1,512	232,455
Walt Disney Co. (The)(1)	23,356	3,203,509
		$7,016,466
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.	1,874	$377,143
American Tower Corp.	5,810	1,459,588
AvalonBay Communities, Inc.	1,832	455,014
Boston Properties, Inc.(3)	1,813	233,514
Crown Castle International Corp.	5,514	1,017,884
Digital Realty Trust, Inc.	3,720	527,496
Duke Realty Corp.	5,122	297,383
Equinix, Inc.	1,149	852,121
Equity Residential	4,359	391,961
Essex Property Trust, Inc.	832	287,439
Extra Space Storage, Inc.	1,755	360,828
Federal Realty Investment Trust	971	118,530
Healthpeak Properties, Inc.	6,880	236,190
Host Hotels & Resorts, Inc.	9,109	176,988
Iron Mountain, Inc.	3,944	218,537
Kimco Realty Corp.	8,523	210,518
Mid-America Apartment Communities, Inc.	1,471	308,101
Prologis, Inc.	9,440	1,524,371
Public Storage	1,946	759,485
Realty Income Corp.	7,407	513,305
Regency Centers Corp.	2,158	153,952
SBA Communications Corp.	1,426	490,687
Simon Property Group, Inc.	4,308	566,761
UDR, Inc.	3,758	215,597
Ventas, Inc.	5,125	316,520
Vornado Realty Trust	2,028	91,909
Welltower, Inc.	5,553	533,865

Calvert
VP S&P 500® Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	9,533	$ 361,301
		$ 13,056,988
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	5,693	$ 3,278,314
Kroger Co. (The)	8,536	489,710
Sysco Corp.	6,474	528,602
Walgreens Boots Alliance, Inc.	9,419	421,689
Walmart, Inc.	18,047	2,687,559
		$7,405,874
Food Products — 0.9%
Archer-Daniels-Midland Co.	7,138	$644,276
Campbell Soup Co.	2,841	126,623
Conagra Brands, Inc.	6,120	205,448
General Mills, Inc.	7,695	521,105
Hershey Co. (The)	1,906	412,897
Hormel Foods Corp.	3,699	190,646
JM Smucker Co. (The)	1,382	187,137
Kellogg Co.	3,442	221,975
Kraft Heinz Co. (The)	9,057	356,755
Lamb Weston Holdings, Inc.	2,129	127,548
McCormick & Co., Inc.	3,186	317,963
Mondelez International, Inc., Class A	17,711	1,111,897
Tyson Foods, Inc., Class A	3,865	346,420
		$4,770,690
Gas Utilities — 0.0%(4)
Atmos Energy Corp.	1,785	$213,290
		$213,290
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	22,708	$2,687,719
ABIOMED, Inc.(1)	596	197,419
Align Technology, Inc.(1)	961	418,996
Baxter International, Inc.	6,387	495,248
Becton, Dickinson and Co.	3,633	966,378
Boston Scientific Corp.(1)	18,179	805,148
Cooper Cos., Inc. (The)	663	276,862
DENTSPLY SIRONA, Inc.	3,032	149,235
DexCom, Inc.(1)	1,236	632,338
Edwards Lifesciences Corp.(1)	7,965	937,640
Hologic, Inc.(1)	3,189	244,979
IDEXX Laboratories, Inc.(1)	1,082	591,919
Intuitive Surgical, Inc.(1)	4,564	1,376,868
Medtronic PLC	17,153	1,903,125
Security	Shares	Value
Health Care Equipment & Supplies (continued)
ResMed, Inc.	1,910	$ 463,194
STERIS PLC	1,277	308,740
Stryker Corp.	4,283	1,145,060
Teleflex, Inc.	638	226,382
Zimmer Biomet Holdings, Inc.	2,665	340,853
		$ 14,168,103
Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	1,921	$ 297,198
Anthem, Inc.	3,096	1,520,817
Cardinal Health, Inc.	3,534	200,378
Centene Corp.(1)	7,444	626,710
Cigna Corp.	4,120	987,193
CVS Health Corp.	16,744	1,694,660
DaVita, Inc.(1)	786	88,905
HCA Healthcare, Inc.	3,055	765,644
Henry Schein, Inc.(1)	1,922	167,579
Humana, Inc.	1,640	713,679
Laboratory Corp. of America Holdings(1)	1,188	313,228
McKesson Corp.	1,911	585,014
Molina Healthcare, Inc.(1)	745	248,525
Quest Diagnostics, Inc.	1,518	207,754
UnitedHealth Group, Inc.	12,090	6,165,537
Universal Health Services, Inc., Class B	933	135,238
		$14,718,059
Health Care Technology — 0.1%
Cerner Corp.	3,857	$360,861
		$360,861
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.(1)	524	$1,230,588
Caesars Entertainment, Inc.(1)	2,882	222,951
Carnival Corp.(1)	10,821	218,801
Chipotle Mexican Grill, Inc.(1)	359	567,949
Darden Restaurants, Inc.	1,629	216,576
Domino's Pizza, Inc.	496	201,877
Expedia Group, Inc.(1)	1,930	377,643
Hilton Worldwide Holdings, Inc.(1)	3,654	554,458
Las Vegas Sands Corp.(1)	4,722	183,544
Marriott International, Inc., Class A(1)	3,490	613,367
McDonald's Corp.	9,533	2,357,320
MGM Resorts International	5,103	214,020
Norwegian Cruise Line Holdings, Ltd.(1)	5,240	114,651
Penn National Gaming, Inc.(1)	2,057	87,258
Royal Caribbean Cruises, Ltd.(1)	3,030	253,853

Calvert
VP S&P 500® Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	14,674	$ 1,334,894
Wynn Resorts, Ltd.(1)	1,413	112,673
Yum! Brands, Inc.	3,687	437,020
		$ 9,299,443
Household Durables — 0.3%
D.R. Horton, Inc.	4,114	$ 306,534
Garmin, Ltd.	2,068	245,285
Lennar Corp., Class A	3,334	270,621
Mohawk Industries, Inc.(1)	700	86,940
Newell Brands, Inc.	5,171	110,711
NVR, Inc.(1)	45	201,027
PulteGroup, Inc.	3,172	132,907
Whirlpool Corp.	796	137,533
		$1,491,558
Household Products — 1.3%
Church & Dwight Co., Inc.	3,201	$318,116
Clorox Co. (The)	1,570	218,277
Colgate-Palmolive Co.	10,752	815,324
Kimberly-Clark Corp.	4,414	543,628
Procter & Gamble Co. (The)	30,715	4,693,252
		$6,588,597
Independent Power and Renewable Electricity Producers — 0.0%(4)
AES Corp. (The)	9,101	$234,169
		$234,169
Industrial Conglomerates — 0.9%
3M Co.	7,286	$1,084,740
General Electric Co.	14,024	1,283,196
Honeywell International, Inc.	8,749	1,702,380
Roper Technologies, Inc.	1,346	635,622
		$4,705,938
Insurance — 2.0%
Aflac, Inc.	7,654	$492,841
Allstate Corp. (The)	3,580	495,866
American International Group, Inc.	10,592	664,860
Aon PLC, Class A	2,740	892,226
Arthur J. Gallagher & Co.	2,659	464,261
Assurant, Inc.	747	135,827
Brown & Brown, Inc.	3,148	227,506
Chubb, Ltd.	5,495	1,175,381
Cincinnati Financial Corp.	1,912	259,956
Everest Re Group, Ltd.	548	165,156
Security	Shares	Value
Insurance (continued)
Globe Life, Inc.	1,226	$ 123,336
Hartford Financial Services Group, Inc. (The)	4,272	306,772
Lincoln National Corp.	2,227	145,557
Loews Corp.	2,737	177,412
Marsh & McLennan Cos., Inc.	6,441	1,097,675
MetLife, Inc.	8,951	629,076
Principal Financial Group, Inc.	3,232	237,261
Progressive Corp. (The)	7,455	849,796
Prudential Financial, Inc.	4,955	585,532
Travelers Cos., Inc. (The)	3,077	562,260
Willis Towers Watson PLC	1,557	367,795
WR Berkley Corp.	2,871	191,180
		$10,247,532
Interactive Media & Services — 5.5%
Alphabet, Inc., Class A(1)	3,862	$10,741,574
Alphabet, Inc., Class C(1)	3,566	9,959,802
Match Group, Inc.(1)	3,728	405,383
Meta Platforms, Inc., Class A(1)	29,636	6,589,861
Twitter, Inc.(1)	10,201	394,676
		$28,091,296
Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.(1)	5,619	$18,317,659
eBay, Inc.	8,207	469,933
Etsy, Inc.(1)	1,617	200,961
		$18,988,553
IT Services — 4.1%
Accenture PLC, Class A	8,062	$2,718,748
Akamai Technologies, Inc.(1)	2,073	247,495
Automatic Data Processing, Inc.	5,359	1,219,387
Broadridge Financial Solutions, Inc.	1,586	246,956
Cognizant Technology Solutions Corp., Class A	6,701	600,879
DXC Technology Co.(1)	3,481	113,585
EPAM Systems, Inc.(1)	770	228,390
Fidelity National Information Services, Inc.	7,768	780,063
Fiserv, Inc.(1)	7,580	768,612
FleetCor Technologies, Inc.(1)	1,036	258,026
Gartner, Inc.(1)	1,049	312,036
Global Payments, Inc.	3,633	497,140
International Business Machines Corp.	11,441	1,487,559
Jack Henry & Associates, Inc.	929	183,059
Mastercard, Inc., Class A	11,075	3,957,983
Paychex, Inc.	4,207	574,129
PayPal Holdings, Inc.(1)	14,862	1,718,790

Calvert
VP S&P 500® Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
VeriSign, Inc.(1)	1,267	$ 281,857
Visa, Inc., Class A	21,252	4,713,056
		$ 20,907,750
Leisure Products — 0.0%(4)
Hasbro, Inc.	1,748	$ 143,196
		$ 143,196
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	3,832	$ 507,088
Bio-Rad Laboratories, Inc., Class A(1)	289	162,773
Bio-Techne Corp.	530	229,511
Charles River Laboratories International, Inc.(1)	644	182,877
Danaher Corp.	8,118	2,381,253
Illumina, Inc.(1)	1,994	696,704
IQVIA Holdings, Inc.(1)	2,504	578,950
Mettler-Toledo International, Inc.(1)	293	402,345
PerkinElmer, Inc.	1,654	288,557
Thermo Fisher Scientific, Inc.	5,060	2,988,689
Waters Corp.(1)	826	256,382
West Pharmaceutical Services, Inc.	945	388,121
		$9,063,250
Machinery — 1.5%
Caterpillar, Inc.	6,901	$1,537,681
Cummins, Inc.	1,817	372,685
Deere & Co.	3,578	1,486,516
Dover Corp.	1,888	296,227
Fortive Corp.	4,574	278,694
IDEX Corp.	970	185,978
Illinois Tool Works, Inc.	3,644	763,054
Ingersoll Rand, Inc.	5,456	274,710
Nordson Corp.	700	158,956
Otis Worldwide Corp.	5,421	417,146
PACCAR, Inc.	4,551	400,806
Parker-Hannifin Corp.	1,692	480,122
Pentair PLC	2,169	117,581
Snap-on, Inc.	750	154,110
Stanley Black & Decker, Inc.	2,137	298,731
Westinghouse Air Brake Technologies Corp.	2,457	236,290
Xylem, Inc.	2,300	196,098
		$7,655,385
Media — 1.0%
Charter Communications, Inc., Class A(1)	1,521	$829,736
Comcast Corp., Class A	58,100	2,720,242
Security	Shares	Value
Media (continued)
Discovery, Inc., Class A(1)	2,457	$ 61,228
Discovery, Inc., Class C(1)	4,009	100,105
DISH Network Corp., Class A(1)	3,394	107,420
Fox Corp., Class A	4,232	166,952
Fox Corp., Class B	1,942	70,456
Interpublic Group of Cos., Inc. (The)	5,374	190,508
News Corp., Class A	5,344	118,370
News Corp., Class B	2,023	45,558
Omnicom Group, Inc.	2,787	236,561
Paramount Global, Class B	7,740	292,649
		$4,939,785
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	18,728	$931,531
Newmont Corp.	10,173	808,245
Nucor Corp.	3,470	515,815
		$2,255,591
Multiline Retail — 0.5%
Dollar General Corp.	2,956	$658,094
Dollar Tree, Inc.(1)	2,949	472,282
Target Corp.	6,112	1,297,089
		$2,427,465
Multi-Utilities — 0.8%
Ameren Corp.	3,377	$316,628
CenterPoint Energy, Inc.	8,244	252,596
CMS Energy Corp.	3,798	265,632
Consolidated Edison, Inc.	4,683	443,387
Dominion Energy, Inc.	10,333	877,995
DTE Energy Co.	2,472	326,823
NiSource, Inc.	5,358	170,384
Public Service Enterprise Group, Inc.	6,629	464,030
Sempra Energy	4,074	684,921
WEC Energy Group, Inc.	4,135	412,714
		$4,215,110
Oil, Gas & Consumable Fuels — 3.4%
APA Corp.	4,800	$198,384
Chevron Corp.	24,757	4,031,182
ConocoPhillips	16,613	1,661,300
Coterra Energy, Inc.	10,379	279,922
Devon Energy Corp.	8,032	474,932
Diamondback Energy, Inc.	2,233	306,100
EOG Resources, Inc.	7,464	889,933
Exxon Mobil Corp.	54,383	4,491,492

Calvert
VP S&P 500® Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp.	3,517	$ 376,460
Kinder Morgan, Inc.	25,564	483,415
Marathon Oil Corp.	9,932	249,393
Marathon Petroleum Corp.	7,386	631,503
Occidental Petroleum Corp.	11,319	642,240
ONEOK, Inc.	5,846	412,903
Phillips 66	5,968	515,575
Pioneer Natural Resources Co.	2,896	724,087
Valero Energy Corp.	5,360	544,254
Williams Cos., Inc. (The)	15,929	532,188
		$17,445,263
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	2,965	$807,429
		$807,429
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	27,807	$2,030,745
Catalent, Inc.(1)	2,327	258,065
Eli Lilly & Co.	10,194	2,919,256
Johnson & Johnson	33,818	5,993,564
Merck & Co., Inc.	32,224	2,643,979
Organon & Co.	3,526	123,163
Pfizer, Inc.	72,004	3,727,647
Viatris, Inc.	16,511	179,640
Zoetis, Inc.	6,036	1,138,329
		$19,014,388
Professional Services — 0.3%
Equifax, Inc.	1,599	$379,123
Jacobs Engineering Group, Inc.	1,648	227,111
Leidos Holdings, Inc.	1,790	193,356
Nielsen Holdings PLC	4,897	133,394
Robert Half International, Inc.	1,459	166,589
Verisk Analytics, Inc.	2,113	453,513
		$1,553,086
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	4,387	$401,498
		$401,498
Road & Rail — 0.9%
CSX Corp.	28,295	$1,059,648
J.B. Hunt Transport Services, Inc.	1,101	221,070
Norfolk Southern Corp.	3,059	872,488
Old Dominion Freight Line, Inc.	1,221	364,688
Security	Shares	Value
Road & Rail (continued)
Union Pacific Corp.	8,125	$ 2,219,831
		$ 4,737,725
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.(1)	21,005	$ 2,296,687
Analog Devices, Inc.	6,702	1,107,036
Applied Materials, Inc.	11,328	1,493,031
Broadcom, Inc.	5,302	3,338,563
Enphase Energy, Inc.(1)	1,769	356,949
Intel Corp.	51,947	2,574,493
KLA Corp.	1,923	703,933
Lam Research Corp.	1,780	956,946
Microchip Technology, Inc.	7,093	532,968
Micron Technology, Inc.	14,285	1,112,659
Monolithic Power Systems, Inc.	581	282,180
NVIDIA Corp.	32,087	8,755,259
NXP Semiconductors NV	3,393	627,977
Qorvo, Inc.(1)	1,383	171,630
QUALCOMM, Inc.	14,377	2,197,093
Skyworks Solutions, Inc.	2,165	288,551
SolarEdge Technologies, Inc.(1)	689	222,113
Teradyne, Inc.	2,079	245,800
Texas Instruments, Inc.	11,782	2,161,761
		$29,425,629
Software — 8.6%
Adobe, Inc.(1)	6,058	$2,760,146
ANSYS, Inc.(1)	1,144	363,392
Autodesk, Inc.(1)	2,806	601,466
Cadence Design Systems, Inc.(1)	3,536	581,531
Ceridian HCM Holding, Inc.(1)	1,816	124,142
Citrix Systems, Inc.	1,702	171,732
Fortinet, Inc.(1)	1,779	607,955
Intuit, Inc.	3,612	1,736,794
Microsoft Corp.	96,244	29,672,988
NortonLifeLock, Inc.	7,922	210,091
Oracle Corp.	20,100	1,662,873
Paycom Software, Inc.(1)	614	212,677
PTC, Inc.(1)	1,470	158,348
salesforce.com, Inc.(1)	12,656	2,687,122
ServiceNow, Inc.(1)	2,551	1,420,626
Synopsys, Inc.(1)	1,999	666,207
Tyler Technologies, Inc.(1)	550	244,690
		$43,882,780

Calvert
VP S&P 500® Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	795	$ 164,533
AutoZone, Inc.(1)	263	537,725
Bath & Body Works, Inc.	3,288	157,166
Best Buy Co., Inc.	2,762	251,066
CarMax, Inc.(1)(3)	2,125	205,020
Home Depot, Inc. (The)	13,401	4,011,321
Lowe's Cos., Inc.	8,595	1,737,823
O'Reilly Automotive, Inc.(1)	860	589,066
Ross Stores, Inc.	4,659	421,453
TJX Cos., Inc. (The)	15,218	921,906
Tractor Supply Co.	1,492	348,188
Ulta Beauty, Inc.(1)	690	274,772
		$9,620,039
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc.	198,794	$34,711,420
Hewlett Packard Enterprise Co.	17,148	286,543
HP, Inc.	13,812	501,376
NetApp, Inc.	2,932	243,356
Seagate Technology Holdings PLC	2,569	230,953
Western Digital Corp.(1)	4,186	207,835
		$36,181,483
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	16,282	$2,190,906
PVH Corp.	1,085	83,122
Ralph Lauren Corp.	671	76,118
Tapestry, Inc.	3,368	125,121
Under Armour, Inc., Class A(1)	2,891	49,205
Under Armour, Inc., Class C(1)	2,684	41,763
VF Corp.	4,118	234,150
		$2,800,385
Tobacco — 0.6%
Altria Group, Inc.	23,258	$1,215,230
Philip Morris International, Inc.	19,771	1,857,288
		$3,072,518
Trading Companies & Distributors — 0.2%
Fastenal Co.	7,540	$447,876
United Rentals, Inc.(1)	949	337,094
W.W. Grainger, Inc.	567	292,453
		$1,077,423
Security	Shares	Value
Water Utilities — 0.1%
American Water Works Co., Inc.	2,380	$ 393,961
		$ 393,961
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(1)	7,490	$ 961,341
		$ 961,341
Total Common Stocks (identified cost $151,546,825)		$491,961,307

Exchange-Traded Funds — 1.1%

Security	Shares	Value
Equity Funds — 1.1%
SPDR S&P 500 ETF Trust	12,000	$ 5,419,680
Total Exchange-Traded Funds (identified cost $5,334,360)		$ 5,419,680

Short-Term Investments — 2.5%
Affiliated Fund — 2.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(5)	11,992,694	$ 11,991,494
Total Affiliated Fund (identified cost $11,990,428)		$ 11,991,494
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 1/26/23(6)	$1,000	$ 988,759
Total U.S. Treasury Obligations (identified cost $993,809)		$ 988,759
Total Short-Term Investments (identified cost $12,984,237)		$ 12,980,253
Total Investments — 100.0% (identified cost $169,865,422)		$510,361,240
Other Assets, Less Liabilities — (0.0)%(4)		$ (224,504)
Net Assets — 100.0%		$510,136,736

Calvert
VP S&P 500® Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Represents an investment in an issuer that is deemed to be an affiliate effective March 1, 2021.
(3)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $433,965 and the total market value of the collateral received by the Fund was $461,152, comprised of U.S. government and/or agencies securities.
(4)	Amount is less than 0.05% or (0.05)%, as applicable.
(5)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(6)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	59	Long	6/17/22	$13,365,713	$423,973
					$423,973
At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2022, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At March 31, 2022, the value of the Fund’s investment in affiliated issuers and funds was $13,572,036, which represents 2.7% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period
Common Stocks
Morgan Stanley(1)	$ 1,847,273	$ —	$ (69,677)	$48,936	$(245,990)	$ 1,580,542	$13,173	18,084
Short-Term Investments
Calvert Cash Reserves Fund, LLC	10,524,218	14,929,180	(13,462,394)	(576)	1,066	11,991,494	1,580	11,992,694
Totals				$48,360	$(244,924)	$13,572,036	$14,753

(1)	Affiliated issuer as of March 1, 2021.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
VP S&P 500® Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$491,961,307(1)	$ —	$ —	$491,961,307
Exchange-Traded Funds	5,419,680	—	—	5,419,680
Short-Term Investments:
Affiliated Fund	—	11,991,494	—	11,991,494
U.S. Treasury Obligations	—	988,759	—	988,759
Total Investments	$497,380,987	$12,980,253	$ —	$510,361,240
Futures Contracts	$423,973	$ —	$ —	$423,973
Total	$497,804,960	$12,980,253	$ —	$510,785,213

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.